Note 18 Other Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets [Line Items]
Other intangible assets	€ 1,379	€ 1,435	€ 2,010
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,239	1,202	1,598
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Other intangible assets	12	12	11
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Other intangible assets	€ 128	€ 221	€ 401